Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Group's Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	¥ 125,266	¥ 141,392
Financing cash flows	(41,270)	(32,473)
New leases	13,561	8,856
Lease modifications	(1,254)	(589)
Transferred to accounts payables	(2,618)	(2,900)
Interest expenses	1,832	1,891
Foreign exchange (gain)/loss	(29)	9
Acquisition of non-controlling interests	(1)	(8)
Distribution to non-controlling interests	42	181	¥ 177
Dividends declared	9,262	8,891
Ending balance	104,793	125,266	141,392
Short-term Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	42,527	49,537
Financing cash flows	(14,533)	(7,010)
Ending balance	27,994	42,527	49,537
Long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	36,495	45,991
Financing cash flows	(11,400)	(9,782)
Interest expenses	266	284
Foreign exchange (gain)/loss	(13)	2
Ending balance	25,348	36,495	45,991
Lease liabilities/finance lease obligations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	42,146	45,864
Financing cash flows	(12,738)	(10,699)
New leases	13,561	8,856
Lease modifications	(1,254)	(589)
Transferred to accounts payables	(2,618)	(2,900)
Interest expenses	1,566	1,607
Foreign exchange (gain)/loss	(16)	7
Ending balance	40,647	42,146	¥ 45,864
Dividend Payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Financing cash flows	(9,304)	(9,072)
Distribution to non-controlling interests	42	181
Dividends declared	9,262	8,891
Ending balance	0
Deposits With Finance Company [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	4,098
Financing cash flows	5,728	4,098
Ending balance	9,826	4,098
Other Payables In Respect Of Certain Equity Transactions [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Financing cash flows	977	(8)
Acquisition of non-controlling interests	1	¥ 8
Ending balance	¥ 978